Fair Value Measurements - Measurement - Equity line of credit or Equity Financing (Details) - ELOC	Jun. 30, 2024 Y $ / shares	Jun. 24, 2024 Y $ / shares
Risk-free interest rate
Fair Value Measurements
Measurement input	0.0462	0.0446
Expected term (years)
Fair Value Measurements
Measurement input | Y	2.98	3.00
Volatility
Fair Value Measurements
Measurement input	1.0570	1.0580
Stock price
Fair Value Measurements
Measurement input | $ / shares	8.75	12.11